October 5, 2009

Securities and Exchange Commission
Office of Filings and Information Services
100 F. Street, NE
Washington, D.C. 20549

Attention: Filings – Rule 497(j)

Re:	Dreyfus Municipal Money Market Fund, Inc.

Registration Statement File No. 2-65232, 811-2946
CIK No. 312564

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 41 to the Registration Statement, electronically filed with the Securities and Exchange Commission on September 30, 2009.

Very truly yours,

/s/ Yaroslava Kouskovskaya
Yaroslava Kouskovskaya